Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of shareholders equity [line items]
Beginning balance	€ 26,372	€ 24,661		€ 24,433
Net income	(1,025)	1,069	[1]	(622)	[1]
Changes in revaluation reserve real estate held for own use	(1)	(4)		20
Total other comprehensive income / (loss)	(9,545)	200	[1]	457	[1]
Shares issued	2	1
Shares withdrawn	(4)
Issuance and purchase of treasury shares	(393)	(88)		3
Redemption other equity instruments	(397)
Coupons on perpetual securities	(36)	(39)		(38)
Ending balance	14,190	26,372		24,661
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,354	7,480		7,536
Shares issued	2	1		(3)
Shares withdrawn	(4)
Ending balance	7,172	7,354		7,480
Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	6,442	7,480		5,873
Changes in revaluation reserve real estate held for own use	(17)	(4)		20
Total other comprehensive income / (loss)	(10,293)	(1,038)		1,607
Ending balance	(3,851)	6,442		7,480
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	11,892	10,145		10,374
Changes in revaluation reserve real estate held for own use	16
Total other comprehensive income / (loss)	54	14		2
Shares issued				3
Issuance and purchase of treasury shares	(393)	(88)		3
Redemption other equity instruments	32
Coupons on perpetual securities	(36)	(39)		(38)
Ending balance	9,944	11,892		10,145
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(2,199)	(2,534)		(2,397)
Total other comprehensive income / (loss)	1,312	335		(137)
Ending balance	(887)	(2,199)		(2,534)
Aegon N.V [member]
Disclosure of shareholders equity [line items]
Beginning balance	23,813	22,018
Net Income 2021 Retained		1,980
Net Income 2022	(1,433)
Net income	(1,433)	1,980
Foreign currency translation differences and movement in foreign investment hedging reserves	730	795
Changes in revaluation in subsidiaries	(10,901)	(1,035)
Changes in revaluation reserve real estate held for own use	(1)	(3)
Remeasurement of defined benefit plans of group companies	655	399
Changes and transfer to legal reserve	(78)	19
Other	38	14
Total other comprehensive income / (loss)	(9,557)	189
Shares issued	2	1
Shares withdrawn	(4)	(1)
Dividends paid on common shares	(346)	(247)
Issuance and purchase of treasury shares	(393)	(88)
Redemption other equity instruments	32
Coupons on perpetual securities	(36)	(39)
Incentive plans	(5)
Ending balance	12,071	23,813		22,018
Aegon N.V [member] | Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	321	320
Shares issued	2	1
Shares withdrawn	(4)	(1)
Ending balance	319	321		320
Aegon N.V [member] | Paid-in surplus [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,033	7,160
Dividends paid on common shares	(180)	(127)
Ending balance	6,853	7,033		7,160
Aegon N.V [member] | Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	6,453	7,491
Changes in revaluation in subsidiaries	(10,901)	(1,035)
Changes in revaluation reserve real estate held for own use	(17)	(3)
Total other comprehensive income / (loss)	(10,918)	(1,038)
Ending balance	(4,465)	6,453		7,491
Aegon N.V [member] | Legal reserve FCTR [member]
Disclosure of shareholders equity [line items]
Beginning balance	258	(601)
Foreign currency translation differences and movement in foreign investment hedging reserves	750	859
Total other comprehensive income / (loss)	750	859
Ending balance	1,008	258		(601)
Aegon N.V [member] | Legal reserve group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	2,316	1,710
Changes and transfer to legal reserve	123	606
Total other comprehensive income / (loss)	123	606
Ending balance	2,439	2,316		1,710
Aegon N.V [member] | Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,924	8,798
Net Income 2020 Retained		(146)
Net Income 2021 Retained	1,980
Net income	1,980	(146)
Changes in revaluation reserve real estate held for own use	16
Changes and transfer to legal reserve	(201)	(587)
Other	38	14
Total other comprehensive income / (loss)	(146)	(573)
Dividends paid on common shares	(167)	(120)
Issuance and purchase of treasury shares	9	4
Redemption other equity instruments	32
Coupons on perpetual securities	(36)	(39)
Incentive plans	(5)
Ending balance	9,591	7,924		8,798
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(2,199)	(2,534)
Foreign currency translation differences and movement in foreign investment hedging reserves	(20)	(65)
Remeasurement of defined benefit plans of group companies	655	399
Total other comprehensive income / (loss)	635	335
Ending balance	(1,565)	(2,199)		(2,534)
Aegon N.V [member] | Treasury shares [member]
Disclosure of shareholders equity [line items]
Beginning balance	(273)	(181)
Issuance and purchase of treasury shares	(402)	(92)
Ending balance	(675)	(273)		(181)
Aegon N.V [member] | Net income /(loss) [member]
Disclosure of shareholders equity [line items]
Beginning balance	1,980	(146)
Net Income 2020 Retained		(146)
Net Income 2021 Retained	(1,980)	1,980
Net Income 2022	(1,433)
Net income	(3,413)	2,125
Ending balance	€ (1,433)	€ 1,980		€ (146)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.